Debt - Additional Information (Detail)			1 Months Ended		3 Months Ended								12 Months Ended
	May 13, 2016 USD ($)	May 12, 2016	Jan. 31, 2017 USD ($)	Apr. 30, 2014 USD ($) $ / EquityUnits shares	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 30, 2016 USD ($)	Apr. 18, 2016 USD ($)	Feb. 29, 2016 USD ($)	Oct. 31, 2015 USD ($)	Sep. 30, 2010
Debt Instrument [Line Items]
Unamortized debt issuance costs									$ 13,573,000				$ 13,573,000	$ 20,000,000
Excess cash flow													50.00%
Aggregate principal amount of unreimbursed drawings and advances under line of credit facility									6.4				6.4
Units issued | shares				11,500,000
Tangible units interest rate percentage				6.25%
Unit price per share | $ / EquityUnits				25
Initial principal amount per amortizing note | $ / EquityUnits				4.1266
Issuance of tangible equity units															$ 240,044,000
Maximum settlement rate per tangible equity unit | $ / shares									$ 3.5562				$ 3.5562
Dilutive common shares issuable under common stock purchase contracts | shares													40,900,000
Conversion price per share | $ / shares									$ 0.0703				$ 0.0703
Bank guarantees issued									$ 359,000,000				$ 359,000,000	118,000,000
Bonds issued related to JRMSA general agreement of indemnity									79,000,000				79,000,000	54,000,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Line of Credit facility maximum amount outstanding			$ 525,000,000
Increase in bank guarantees overall capacity			$ 150,000,000
Notes Payable Current [Member]
Debt Instrument [Line Items]
Tangible equity units, aggregate principal amount									$ 9,000,000				$ 9,000,000
Senior Amortizing Note Due April 1, 2017
Debt Instrument [Line Items]
Debt instrument maturity date				Apr. 01, 2017
Amortizing note interest rate percentage				7.75%
Financial Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit fee									4.50%				4.50%
Minimum [Member]
Debt Instrument [Line Items]
Aggregate principal amount of unreimbursed drawings and advances under line of credit facility									1.75				1.75
Dilutive common shares issuable under common stock purchase contracts | shares													33,400,000
Conversion price per share | $ / shares									$ 0.0861				$ 0.0861
Dilutive common shares issuable under common stock purchase contracts, per unit | $ / shares									$ 2.9030				$ 2.9030
After March 31, 2016 But Before April 16, 2017
Debt Instrument [Line Items]
Aggregate amount																		$ 25,000,000
Prior to April 16, 2017 [Member]
Debt Instrument [Line Items]
Dividends to MDR stockholders									$ 50,000,000				$ 50,000,000
After April 16, 2017 [Member]
Debt Instrument [Line Items]
Dividends to MDR stockholders									150,000,000				$ 150,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Issue of second-lien seven-year senior secured notes				$ 500,000,000
Tangible equity units, aggregate principal amount				48,000,000
Debt instrument interest rate													8.00%
Debt instrument maturity date													May 01, 2021
Issuance of tangible equity units													$ 240,000,000
Letter of Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit, first lien	$ 450,000,000			400,000,000					$ 450,000,000				$ 450,000,000	520,000,000					$ 520,000,000
Debt instrument maturity year													2017
Minimum fixed charge coverage ratio												1.15%
Maximum Leverage Ratio									4.50%	4.50%	4.50%	4.50%
Maximum leverage ratio, there after									3.50%				3.50%
Debt instrument covenant maximum capital expenditures													$ 250,000,000	125,000,000
Debt instrument covenant maximum capital expenditures thereafter													$ 375,000,000
Line of credit facility, description													extend the maturity date of the LC Facility commitments to April 22, 2019, unless the Term Loan has not been repaid or refinanced by January 15, 2019, in which case the LC Facility commitments will expire on January 15, 2019;
Line of credit, extended maturity date													Apr. 22, 2019
Line of credit, expiration date													Jan. 15, 2019
Line of Credit facility maximum amount outstanding													$ 442,000,000	384,000,000
Cash collateralize letter of credit permitted to deposit, Amount									$ 300,000,000				300,000,000
Cash collateralized letters of credit									175,000,000				175,000,000
Letter of credit supported by Cash collateral									$ 16,000,000				$ 16,000,000	102,000,000
Commitment fee on the unused portion of credit agreement													0.50%
Letter of Credit Facility [Member] | Middle Eastern Bank [Member]
Debt Instrument [Line Items]
Letter of credit, first lien																$ 200,000,000
Line of Credit facility maximum amount outstanding													$ 375,000,000
Letter of Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured leverage ratio									2.00%	2.00%	2.00%	2.00%
Secured leverage ratio thereafter													1.50%
Letter of Credit Facility [Member] | Scenario Forecast [Member]
Debt Instrument [Line Items]
Maximum Leverage Ratio					4.00%	4.00%	4.50%	4.50%
Letter of Credit Facility [Member] | Scenario Forecast [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured leverage ratio					2.00%	2.00%	2.00%	2.00%
Term Loan [Member]
Debt Instrument [Line Items]
Letter of credit, first lien				300,000,000
Debt instrument maturity year													2019
Increased applicable margin payable on term loan		3.00%
Prepayment of Term Loan under credit agreement	75,000,000
Term Loan amortization amount													$ 750,000,000
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Reinvestment period													365 days
Term Loan [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Base rate and applicable margin													7.25%
Term Loan [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Base rate and applicable margin													6.25%
Term Loan [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Base rate and applicable margin													1.00%
Term Loan [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Base rate and applicable margin													2.00%
Tangible Equity Units
Debt Instrument [Line Items]
Issue of tangible equity units				$ 288,000,000
DLV 2000 [Member]
Debt Instrument [Line Items]
Increase decrease in indebtedness	150,000,000																$ 20,000,000
DLV 2000 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Covenant acquisition limit	150,000,000
Prepayment or purchase of junior priority debt covenant limit	$ 100,000,000
Performance Stand By Letters Of Credit
Debt Instrument [Line Items]
Letter of credit fee									2.25%				2.25%
North Ocean 105 [Member] | North Ocean Construction Financing [Member]
Debt Instrument [Line Items]
Debt instrument maturity date													Jun. 30, 2017
Amortizing note interest rate percentage									4.00%				4.00%
Dividend declared														$ 5,000,000
Converted notes payable									$ 5,000,000				$ 5,000,000
North Ocean 105 [Member] | Secured Debt [Member] | North Ocean Construction Financing [Member]
Debt Instrument [Line Items]
Percentage of interest acquired in subsidiary																				75.00%
Ownership percentage in Oceanteam ASA's																				25.00%